Inventories - Composition of inventory balances (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories
Raw materials and consumables	£ 236	£ 298
Work in progress	26	20
Finished goods	928	1,090
Total	£ 1,190	£ 1,408